Group statement of changes in equity (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Equity		$ 3,740	$ 4,075	[1]	$ 4,101	[1]
Other comprehensive loss that will not be reclassified to profit or loss, net of tax		2	48	[2]	83	[2]
Other comprehensive income (loss) that will be reclassified to profit or loss, net of tax		5	(27)	[2]	(22)	[2]
Revaluation surplus on disposal of prior company shares
Equity		8	8		9
Surplus on equity transaction of joint venture
Equity		36	36		36
Equity items for share-based payments
Equity		33	39		41
Retained earnings (Accumulated losses)
Equity		(2,148)	(1,774)		(1,899)
Foreign currency translation reserve
Equity	[3]	(1,446)	(1,441)		(1,412)
Other comprehensive loss that will not be reclassified to profit or loss, net of tax		1,411	1,401		1,399
Other comprehensive income (loss) that will be reclassified to profit or loss, net of tax		$ (35)	$ (40)		$ (13)

[1]	Comparative periods have been retrospectively restated, where indicated, due to the corporate restructuring and due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to notes 1.3.1 and 1.3.2.

[2]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.3.2.

[3]	Foreign currency translation reserve includes a loss of $1,411m (2022: $1,401m; 2021: $1,399m) that will not re-cycle through the income statement and a loss of
$35m (2022: $40m: 2021: $13m) relating to the foreign operations that will re-cycle through the income statement on disposal. Following the completion of the corporate restructuring transaction in September 2023, the Group’s parent company changed from being a South African domiciled parent company to a UK parent company. As the functional currency of the UK parent company has been assessed to be USD, exchange differences of ZAR entities included in the Group arising on consolidation post the effective date of the corporate restructuring transaction, will be re-cycled through the income statement on disposal.